Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 15,018	$ 16,965
Federal funds sold	40,792	67,030
Total Cash and Cash Equivalents	55,810	83,995
Investment securities available-for-sale (Note 3)	84,335	55,318
Other Investments, at cost (Note 4)	6,767	4,710
Loans, net of allowance for loan losses of $5,477 and $6,825 in 2014 and 2013, respectively (Note 5)	401,520	396,961
Premises and equipment, net (Note 6)	20,236	20,188
Deferred Tax Assets, net (Note 8)	10,744	10,444
Interest receivable	2,235	2,171
Bank owned life Insurance	14,183	14,132
Other real estate owned, net	6,685	7,834
Other assets	2,599	2,559
Total Assets	605,114	598,312
Deposits (Note 9)
Noninterest bearing	118,557	107,328
Interest bearing	364,940	380,946
Total Deposits	483,497	488,274
Interest, taxes and other liabilities	1,014	2,595
Short term borrowings (Note 10)	20,051	23,500
Long-term debt (Note 11)	47,750	47,802
Capital securities (Note 12)		3,150
Total Other Liabilities	68,815	77,047
Total Liabilities	552,312	565,321
STOCKHOLDERS' EQUITY
Common stock, 7,851 shares and 5,011 shares issued in 2014 and 2013, respectively, authorized 40,000 shares, par value $0.625 per share (Note 15)	4,907	3,132
Preferred stock, 2,092 shares issued and authorized 10,000 shares, par value $2.00 per share	4,184
Additional paid-in capital	18,180	7,783
Retained earnings	25,436	22,910
Accumulated other comprehensive income (loss)	95	(834)
Total Stockholders' Equity	52,802	32,991
Total Liabilities and Stockholders' Equity	$ 605,114	$ 598,312